Segment information - Schedule of Operating Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Disclosure of operating segments [line items]
Revenue	$ 1,348.4	$ 1,333.8	$ 1,217.0
Operating income	164.1	124.5	147.6
Net interest, finance and other costs	36.0	48.8	54.1
Income before income taxes	128.1	75.7	93.5
Depreciation and amortisation expense	121.7	116.2	100.4
Operating segments
Disclosure of operating segments [line items]
Operating income	508.2	515.1	489.1
Depreciation and amortisation expense	105.1	100.4	85.5
Corporate expenses
Disclosure of operating segments [line items]
Operating income	(344.1)	(390.6)	(341.5)
Depreciation and amortisation expense	16.6	15.8	14.9
DTC
Disclosure of operating segments [line items]
Revenue	998.9	950.7	807.3
DTC | Operating segments
Disclosure of operating segments [line items]
Operating income	408.2	387.1	347.4
Depreciation and amortisation expense	100.6	96.5	81.6
Wholesale
Disclosure of operating segments [line items]
Revenue	260.8	312.3	373.8
Wholesale | Operating segments
Disclosure of operating segments [line items]
Operating income	87.3	114.0	131.2
Depreciation and amortisation expense	3.6	3.9	3.9
Other
Disclosure of operating segments [line items]
Revenue	88.7	70.8	35.9
Other | Operating segments
Disclosure of operating segments [line items]
Operating income	12.7	14.0	10.5
Depreciation and amortisation expense	$ 0.9	$ 0.0	$ 0.0